CORPORATE ORGANIZATION, NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Customer A [Member] | Revenues [Member]
Concentration risk percentage	69.00%		28.00%	0.00%
Customer B [Member] | Revenues [Member]
Concentration risk percentage	15.00%		12.00%	14.00%
Customer C [Member] | Revenues [Member]
Concentration risk percentage		39.00%	0.00%	26.00%
Customer D [Member] | Revenues [Member]
Concentration risk percentage		24.00%	0.00%	30.00%
Customer E [Member] | Revenues [Member]
Concentration risk percentage		17.00%
Customer F [Member] | Revenues [Member]
Concentration risk percentage		13.00%
Accounts Receivable [Member] | Customer 1 [Member]
Concentration risk percentage			94.00%	0.00%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration risk percentage			0.00%	71.00%
Accounts Receivable [Member] | Customer 3 [Member]
Concentration risk percentage			0.00%	25.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage	48.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage	24.00%